Document and Entity Information	May 14, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 14, 2021
Entity Registrant Name	SEACHANGE INTERNATIONAL INC
Entity Incorporation State Country Code	DE
Entity File Number	001-38828
Entity Tax Identification Number	04-3197974
Entity Address, Address Line One	177 Huntington Avenue
Entity Address, Address Line Two	Suite 1703
Entity Address, Address Line Three	PMB 73480
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02115
City Area Code	978
Local Phone Number	897-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--01-31
Amendment Flag	false
Entity Central Index Key	0001019671
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	500 Totten Pond Road
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	SEAC
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Participating Preferred Stock Purchase Rights
Trading Symbol	SEAC
Security Exchange Name	NASDAQ